Supplement dated March 18, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Invesco International Growth Fund	5/1/2014
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of VP - Invesco International Growth Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Clas Olsson	CIO of Invesco’s International Growth Investment Management Unit and Lead Portfolio Manager of Invesco	Lead Manager	2010
Brent Bates, CFA	Portfolio Manager of Invesco	Co-manager	2013
Matthew Dennis, CFA	Portfolio Manager of Invesco	Co-manager	2010
Mark Jason, CFA	Portfolio Manager of Invesco	Co-manager	2011
Richard Nield, CFA	Portfolio Manager of Invesco	Co-manager	2013
Effective immediately, the information under the caption “Portfolio Managers” in the "More Information About VP - Invesco International Growth Fund - Portfolio Management" section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Subadviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Clas Olsson	CIO of Invesco’s International Growth Investment Management Unit and Lead Portfolio Manager of Invesco	Lead Manager	2010
Brent Bates, CFA	Portfolio Manager of Invesco	Co-manager	2013
Matthew Dennis, CFA	Portfolio Manager of Invesco	Co-manager	2010
Mark Jason, CFA	Portfolio Manager of Invesco	Co-manager	2011
Richard Nield, CFA	Portfolio Manager of Invesco	Co-manager	2013
Mr. Olsson joined Invesco in 1994. Mr. Olsson began his investment career in 1994 and earned a B.A. in Business Administration from the University of Texas.
Mr. Bates joined Invesco in 2011. Mr. Bates began his investment career in 1998 and earned a B.A. in Business Administration from Texas A&M University.
Mr. Dennis joined Invesco in 2000. Mr. Dennis began his investment career in 1994 and earned a B.A. in Economics from The University of Texas at Austin and an M.S. in Finance from Texas A&M University.
Mr. Jason joined Invesco in 2001. Mr. Jason began his investment career in 1995 and earned a B.S. in Finance and a B.S. in Real Estate from California State University at Northridge.
Mr. Nield joined Invesco in 2000. Mr. Nield began his investment career in 1995 and earned a BComm in Finance and International Business from McGill University in Montreal.
Shareholders should retain this Supplement for future reference.
S-6546-46 A (3/15)